UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.     Name and address of issuer:

       Heritage Series Trust
       880 Carrillon Parkway
       St. Petersburg, FL  33716

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2.     The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

       Class A, Class B and Class C shares of the Aggressive Growth Fund, Eagle International Equity Portfolio, Growth Equity Fund, Mid Cap Stock Fund, Small Cap Stock Fund, Technology Fund and Value Equity Fund. Eagle Class shares of the Eagle International Equity
       Portfolio

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3.     Investment Company Act File Number:  811-7470

       Securities Act File Number:  33-57986

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4(a).  Last day of fiscal year for which this Form is filed:

       October 31, 2000

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4(b).  [  ]  Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).  [  ]  Check box if this is the last time the issuer will be filing this
             Form.

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

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5.     Calculation of registration fee:

       (i)     Aggregate sale price of
               securities sold during
               the fiscal year pursuant
               to section 24(f):                                    $432,348,680
                                                                    ------------

       (ii)    Aggregate price of
               securities redeemed or
               repurchased during the
               fiscal year:                  $200,875,234
                                             ------------

       (iii)   Aggregate price of
               securities redeemed or
               repurchased during any
               prior fiscal year ending
               no earlier than October
               11, 1995 that were not
               previously used to
               reduce registration fees
               payable to the
               Commission:                   $47,358,029
                                             -----------

       (iv)    Total available
               redemption credits [add
               Items 5(ii) and 5(iii)                               $248,233,263
                                                                    ------------

       (v)     Net sales - if Item 5(i)
               is greater than Item
               5(iv) [subtract Item
               5(iv) from Item 5(i)]:                               $184,115,417
                                                                    ------------

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       (vi)    Redemption credits
               available for use in
               future years - if Item
               5(i) is less than Item
               5(iv) [subtract Item
               5(iv) from Item 5(i)]:        $          0
                                             ------------

       (vii)   Multiplier for
               determining registration
               fee (See Instruction
               C.9):                                                x    .000250
                                                                    ------------

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       (viii)  Registration fee due
               [multiply Item 5(v) by
               Item 5(vii)] (enter "0"
               if no fee is due):                                 = $  46,028.85
                                                                    ============

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

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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.     Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  + $          0
                                                                    ------------

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8.     Total of the amount of the registration fee due plus any interest due plus any interest due [line 5(viii) plus line 7]:
                                                                  = $  46,028.85
                                                                    ============

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9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:

       January 26, 2001


       Method of Delivery:

         [X]    Wire Transfer

         [ ]    Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ K.C. Clark
                                    --------------
                                    K.C. Clark
                                    Executive Vice President, Principal
                                      Executive Officer
                                    Heritage Series Trust

Date:   January 29, 2001


  *Please print the name and title of the signing officer below the signature.